Performance Management	Jul. 29, 2025
Polar Capital Emerging Market Stars Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Current performance information is available at no cost by calling (800) 806-1112 (toll free) or (312) 557-3164.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

Best Quarter: Q4 2023	10.14%
Worst Quarter: Q2 2022	-14.76%

The Fund’s fiscal year end is March 31. The Fund’s most recent quarterly return (since the end of the calendar year) through March 31, 2025 was -2.22%.

Performance Table Heading	Average Annual Total Returns for the Periods ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares in tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares in tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Availability Phone [Text]	(800) 806-1112 (toll free) or (312) 557-3164
Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return	(2.22%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.14%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.76%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Polar Capital Emerging Market Ex-China Stars Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Current performance information is available at no cost by calling (800) 806-1112 (toll free) or (312) 557-3164.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

Best Quarter: Q1 2024	5.62%
Worst Quarter: Q4 2024	-7.07%

The Fund’s fiscal year end is March 31. The Fund’s most recent quarterly return (since the end of the calendar year) through March 31, 2025 was -6.52%.

Performance Table Heading	Average Annual Total Returns for the Periods ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares in tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares in tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Availability Phone [Text]	(800) 806-1112 (toll free) or (312) 557-3164.
Polar Capital Emerging Market Ex-China Stars Fund | Polar Capital Emerging Market Ex-China Stars Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return	(6.52%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.62%
Highest Quarterly Return, Date	Jan. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.07%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Polar Capital International Small Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Performance information for the Fund will be available after the Fund completes a full calendar year of operation. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.